Intangibles	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Intangibles

NOTE 11: INTANGIBLES

Intangible assets other than goodwill

Intangible assets as of December 31, 2021 and 2020 consist of the following:

December 31, 2021	Acquisition	Accumulated	Net Book
	Cost	Amortization	Value
Port terminal operating rights	$53,152	$(14,834)	$38,318
Customer relationships	36,120	(25,472)	10,648
Total intangible assets	$89,272	$(40,306)	$48,966

December 31, 2020	Acquisition	Accumulated	Net book
	Cost	Amortization	Value
Port terminal operating rights	$53,152	$(13,835)	$39,317
Customer relationships	36,120	(23,699)	12,421
Total intangible assets	$89,272	$(37,534)	$51,738

For all the years presented, no additions of intangible assets occurred.

Amortization expense for each of the years ended December 31, 2021, 2020 and 2019, amounted to $2,772, $2,773 and $2,773, respectively.

The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	$995	$995	$995	$995	$995	$33,343	$38,318
Customer relationships	1,775	1,775	1,775	1,775	1,775	1,773	10,648
Total	$2,770	$2,770	$2,770	$2,770	$2,770	$35,116	$48,966

 Goodwill

Goodwill resulted from acquisitions of businesses amounted to $104,096 in all periods presented. As of December 31, 2021, the Company performed impairment tests on goodwill and concluded that no impairment should be recognized. The recoverable amount of $1,049,067 is determined based on discounted future cash flows based on the financial budget approved by management for the year ended December 31, 2021, and management forecasts until 2026. A weighted average cost of capital rate of 8.42% was used to discount the future cash flows.